Future Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR
Operating Leased Assets [Line Items]
2015	$ 118.5	7,336.9
2016	115.0	7,117.8
2017	108.8	6,735.5
2018	94.1	5,823.9
2019	75.7	4,689.5
Thereafter	247.3	15,311.1
Total	$ 759.4	47,014.7